Convertible Debentures (Details) - Gryphon Digital Mining, Inc. [Member] - USD ($)	1 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Convertible Debentures (Details) [Line Items]
Convertible debenture amount (in Dollars)		$ 4,490,000
Common stock conversion price (in Dollars)	$ 9.4867
Convertible debenture interest rate	30.00%
Discount rate increase	30.00%
Conversion price percentage	40.00%
Warrant term	3 years
Conversion price (in Dollars per share)	$ 18.97
Convertible debenture description		the Company sold 956,857 units for total principal balance of $9,079,000 and 956,857 warrants. The warrants were valued using the Black Scholes option pricing model at a total of $8,973,000 based on the three-year term, volatility of 101.5% to 102.5%, a risk-free equivalent yield of 0.33% to 0.48%, and stock price ranging from $13.04 to $25.81.
Effective interest rate		24.89%
Convertible Debentures [Member]
Convertible Debentures (Details) [Line Items]
Convertible debenture interest rate	10.00%
Warrant [Member]
Convertible Debentures (Details) [Line Items]
Convertible debenture amount (in Dollars)	$ 9.4867
Total aggregate units (in Shares)	957,044